Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Notional amount	£ 180,519	£ 197,215
Fair value assets	2,002	3,406
Fair value liabilities	1,063	1,584
Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Notional amount	45,245	56,251
Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Notional amount	135,274	140,964
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Notional amount	84,909	94,537
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Notional amount	50,365	46,427
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Notional amount	12,227	14,951
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Notional amount	598	789
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Notional amount	23,756	27,020
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Notional amount	31,912	40,160
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Notional amount	84,311	93,748
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Notional amount	26,609	19,407
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Notional amount	1,106	1,140
Derivative assets
Disclosure of detailed information about hedges [line items]
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	401	330
Derivatives
Disclosure of detailed information about hedges [line items]
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	245	651
Fair value
Disclosure of detailed information about hedges [line items]
Fair value assets	2,002	3,406
Fair value liabilities	1,063	1,584
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Fair value assets	915	1,406
Fair value liabilities	708	1,015
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	2,471	3,754
Fair value liabilities	1,739	2,323
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,033	1,309
Fair value liabilities	1,320	1,891
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,438	2,445
Fair value liabilities	419	432
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Fair value assets	229	395
Fair value liabilities	215	418
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	52	84
Fair value liabilities	1	6
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,131	1,978
Fair value liabilities	381	409
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Fair value assets	545	888
Fair value liabilities	440	542
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	981	1,225
Fair value liabilities	1,319	1,885
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	307	467
Fair value liabilities	38	23
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges [line items]
Fair value assets	141	123
Fair value liabilities	53	55
Fair value | Derivative netting
Disclosure of detailed information about hedges [line items]
Fair value assets	(1,384)	(1,754)
Fair value liabilities	£ (1,384)	£ (1,754)